Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

(3)	Inventories

Inventories at March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Finished goods	466,261	497,153
Work in process	164,329	159,699
Raw materials	265,834	256,794

	896,424	913,646